Prospectus [Line Items]
Risk/Return [Heading]	JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
Supplement to Prospectus [Text Block]

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated June 13, 2019 to the Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

PORTFOLIO	TICKER
James Alpha Global Real Estate Investments Portfolio	JARSX

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Global Real Estate Investments Portfolio, James Alpha Hedged High Income Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio, James Alpha Multi Strategy Alternative Income Portfolio and James Alpha Momentum Portfolio (each a “Portfolio” and, collectively, the “Portfolios”).

The information provided herein pertains to changes to the Class S Shares of the Trust, effective June 1, 2019, that have been approved by the Board of Trustees of the Trust (the “Board”). With respect to the James Alpha Global Real Estate Investments Portfolio, the Board approved the additional change described below effective June 13, 2019.

Eligibility for Purchase of Shares

Shares of Class S of the Portfolios are available to investors with accounts established under an approved wrap fee program sponsored or maintained by a registered investment adviser or broker-dealer or to a qualified retirement plan, each with a minimum initial investment of $10 million; certain institutional investors subject to a minimum initial investment of $15 million; and other funds advised or sub-advised by James Alpha Advisors, LLC (the “Manager”). The Manager may waive all or a part of the minimum investment for Class S shares at its sole discretion.

Portfolio Expenses

The Board has approved new Operating Expense Limitation Agreements (each, an “Expense Limitation Agreement” and, collectively, the “Expense Limitation Agreements”) for Class S shares of the Portfolios. Pursuant to Expense Limitation Agreements between Manager and each Portfolio, the Manager has agreed to waive all or a portion of its advisory fees and/or pay expenses of a Portfolio to limit Operating Expenses of Class S shares for each Portfolio to ensure that total Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses, as applicable) for a Portfolio do not exceed the specified limit of a Portfolio’s average net assets (the “Expense Cap”) as set forth below:

Portfolio	Expense Cap
James Alpha Global Real Estate Investments Portfolio	0.99%*

*	The Board approved an increase in the expense cap from 0.89% to 0.99% that is effective on June 13, 2019. Prior to June 1, 2019, the expense cap was 1.19% and from June 1, 2019 through June 12, 2019 the expense cap was 0.89%.

Pursuant to the foregoing changes, reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus:

The third paragraph under the sub-heading James Alpha Global Real Estate Investments Portfolio is deleted in its entirety.

Reference is made to the sub-headings entitled “Portfolio Expenses” under the section entitled “MANAGEMENT OF THE PORTFOLIOS” beginning on page 79 of the Prospectus. The information provided in the first paragraph for each Portfolio is deleted in its entirety and replaced with the following:

Portfolio Expenses. Each Portfolio is responsible for its own operating expenses. Pursuant to each Portfolio’s operating expense limitation agreement, the Manager has agreed to waive its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses, as applicable) do not exceed the Portfolio’s Expense Cap for Class S shares. The term of the Expense Limitation Agreements for the Portfolios, other than the James Alpha Momentum Portfolio, is through December 31, 2020 and the term for the James Alpha Momentum Portfolio is through December 31, 2021, each subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any reduction in advisory fees or payment of expenses made by the Manager may be reimbursed by the Portfolio in subsequent fiscal years if the Manager so requests. This reimbursement may be requested if the aggregate amount actually paid by the Manager toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Portfolio expenses. The Manager is permitted to be reimbursed by the Portfolio for management fees waived and/or expense payments made by the Manager within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Portfolio must pay its current ordinary operating expenses before the Manager is entitled to any reimbursement of expenses. The operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees.

Pursuant to the foregoing changes, each Portfolio’s Fees and Expenses Information contained in the Prospectus is deleted in its entirety and replaced with the following:

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses	0.47%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.37%
Fee Waiver and/or Expense Reduction/ Reimbursement (1)	(0.38)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement) (1)(2)	0.99%

(1)	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.

(2)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.99% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2020 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$101	$396	$714	$1,613

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Please retain this supplement for future reference.

Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees	James Alpha Global Real Estate Investments Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none

Operating Expenses Caption [Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	James Alpha Global Real Estate Investments Portfolio Class S Shares
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.47%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.37%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.38%)	[1]
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	0.99%	[1],[2]
[1]	Fee Waiver and/or Expense Reduction/Reimbursement has been restated to reflect current fees.
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.99% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2020 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example, With Redemption [Table]
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Global Real Estate Investments Portfolio | Class S Shares | USD ($)	101	396	714	1,613